ACQUISITIONS OF SUBSIDIARIES (Tables)	12 Months Ended
Sep. 30, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
SCHEDULE OF BUSINESS ACQUISITION

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition. Goodwill as a result of the acquisition of One Eighty Ltd is calculated as follows:

Total purchase considerations for 100% equity interest purchase	$104,030,000
Fair value of assets acquired:
Cash & cash equivalents	932,893
Accounts receivable, net	2,441,592
Deposit and prepayments	576,231
Other receivables	192,926
Short-term deposit	126,071
Due from related parties	125,984
Tax receivable	541,218
Deferred tax	52,877
Long-term deposit	214,362
Right-of-use assets, net	2,140
Property, plant and equipment, net	2,532,215
Intangible assets acquired	23,500,000
Total assets acquired	31,238,509
Fair value of liabilities assumed:
Accounts payable	(374,782)
Advance from customer	(611,702)
Accrued liabilities and other payables	(383,427)
Due to related parties	(325,309)
Lease Liability - current	(1,005)
Loan payable	(2,115,397)
Lease Liability -noncurrent	(1,135)
Deferred tax liability	(5,640,000)
Total liabilities assumed	(9,452,757)
Total net assets acquired	21,785,752

Goodwill as a result of the acquisition	$82,244,248

SCHEDULE OF GOODWILL NET	Goodwill, net, consisted of the following:
September 30, 2024

Goodwill	$82,244,248

Less: Impairment of goodwill	(22,204,224)
Goodwill, net	$60,040,024

SCHEDULE OF IMPAIRMENT LOSS

The following table summarizes the movement of impairment loss for the fiscal year ended September 30, 2024:

Year Ended September 30, 2024

Balance as of beginning of the year	$-
Current year change	22,204,224
Balance as of end of the year	$22,204,224

SCHEDULE OF PROFORMA CONSOLIDATED RESULTS OF OPERATIONS

The pro forma results are not necessarily indicative of the actual results that would have occurred had the acquisitions been completed as of the beginning of the periods presented, nor are they necessarily indicative of future consolidated results.

For the Fiscal Year Ended September 30, 2023
(Unaudited)
Revenue	$15,875,542
Operating costs and expenses	9,749,002
Income from operations	6,126,540
Other income	26,162
Income tax expense	1,736,777
Net income	4,415,925
Less: net income attributable to non-controlling interests	1,269,051
Net income attributable to the Company	$3,146,874

For the Fiscal Year Ended September 30, 2022
(Unaudited)
Revenue	$13,368,084
Operating costs and expenses	6,221,815
Income from operations	7,146,269
Other income	159,800
Income tax expenses	1,966,108
Net income	5,339,961
Less: net income attributable to non-controlling interests	851,422
Net income attributable to the Company	$4,488,539